Reserves - Summary of Other Reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other Reserves [Line Items]
Beginning balance	$ 1,337,832	$ 1,128,431	$ 396,903
Shares issued - acquisition of a subsidiary	965	158,617
Share based payment – equity settled	218,688	123,224	29,958
Transaction with non-controlling interests		(101,311)
Ending balance	(1,676,090)	1,337,832	1,128,431
Other Reserves
Disclosure Of Other Reserves [Line Items]
Beginning balance	349,463	67,474	38,475
Shares issued - acquisition of a subsidiary	4,808	393,853
Movement in cash flow hedge reserve	15,937	(3,527)	436
(Gain) Loss transferred to the cost of inventory	(1,213)	142
Share based payment – equity settled	52,690	76,383	28,563
Remeasurement loss on severance plan	(24)
Share based payments - reverse vesting shares	26,092	(82,646)
Exercise of warrants		(747)
Transaction with non-controlling interests		(101,311)
Impairment loss on revaluation of investments		(100)
Remeasurement loss on legally required severance plan		(58)
Ending balance	447,753	349,463	67,474
Warrant Reserve | Other Reserves
Disclosure Of Other Reserves [Line Items]
Beginning balance		747	747
Exercise of warrants		(747)
Ending balance			747
Changes in Ownership | Other Reserves
Disclosure Of Other Reserves [Line Items]
Beginning balance	(8,666)	(8,666)	(8,666)
Ending balance	(8,666)	(8,666)	(8,666)
Share-based payment arrangements [member] | Other Reserves
Disclosure Of Other Reserves [Line Items]
Beginning balance	66,533	72,796	44,233
Share based payment – equity settled	52,690	76,383	28,563
Share based payments - reverse vesting shares	26,092	(82,646)
Ending balance	145,315	66,533	72,796
Cashflow Hedge Reserve | Other Reserves
Disclosure Of Other Reserves [Line Items]
Beginning balance	(2,949)	436
Movement in cash flow hedge reserve	13,385	(3,527)	436
(Gain) Loss transferred to the cost of inventory	(1,213)	142
Ending balance	9,223	(2,949)	436
Merger Relief Reserve | Other Reserves
Disclosure Of Other Reserves [Line Items]
Beginning balance	396,014	2,161	2,161
Shares issued - acquisition of a subsidiary	4,808	393,853
Ending balance	400,822	396,014	$ 2,161
Time Value Reserve | Other Reserves
Disclosure Of Other Reserves [Line Items]
Movement in cash flow hedge reserve	2,552
Ending balance	2,552
Other | Other Reserves
Disclosure Of Other Reserves [Line Items]
Beginning balance	(101,469)
Remeasurement loss on severance plan	(24)
Transaction with non-controlling interests		(101,311)
Impairment loss on revaluation of investments		(100)
Remeasurement loss on legally required severance plan		(58)
Ending balance	$ (101,493)	$ (101,469)